Long-term investments	12 Months Ended
Dec. 31, 2023
Disclosure Long Term Investments And Notes Receivable [Abstract]
Long-term investments	Long-term investments
Long-term investments consist of the following:

	December 31, 2023	December 31, 2022
Long-term investments carried at fair value
Atlantica (a)	$1,052,703	$1,268,140
Atlantica Yield Energy Solutions Canada Inc. (b)	61,064	74,083
Other	1,962	1,984
	$1,115,729	$1,344,207

Other long-term investments
Equity-method investees (c)	$456,393	$381,802
Development loans receivable from equity-method investees (d)	158,110	52,923
San Antonio Water System and other (e)	27,417	27,600
	$641,920	$462,325
Fair value change, income (loss) and impairment expense related to long-term investments from the years ended December 31 is as follows:

	Year ended December 31,
	2023	2022
Fair value loss on investments carried at fair value
Atlantica	$(215,437)	$(482,774)
Atlantica Yield Energy Solutions Canada Inc.	(14,684)	(16,018)
Other	133	(333)
	$(229,988)	$(499,125)
Dividend and interest income from investments carried at fair value
Atlantica	$87,154	$86,664
Atlantica Yield Energy Solutions Canada Inc.	16,604	20,443
Other	49	36
	$103,807	$107,143
Other long-term investments
Equity method loss (c)	$(5,936)	$(21,416)
Impairment of equity-method investee (c)	—	(75,910)
Interest and other income	7,143	5,923
	$1,207	$(91,403)
Fair value change, income (loss) and impairment expense related to long-term investments	$(124,974)	$(483,385)
8.Long-term investments (continued)
(a)Investment in Atlantica
Liberty (AY Holdings) B.V. (“AY Holdings”), an entity controlled and consolidated by AQN, has a share ownership in Atlantica Sustainable Infrastructure PLC (“Atlantica”) of approximately 42% (2022 - 42%). AQN has the flexibility, subject to certain conditions, to increase its ownership of Atlantica up to 48.5%. The total cost for the Atlantica shares as of December 31, 2023 is $1,167,444 (2022 - $1,167,444).
The Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in Atlantica, with changes in fair value reflected in the consolidated statements of operations.
(b)Investment in Atlantica Yield Energy Solutions Canada Inc.
AQN and Atlantica own Atlantica Yield Energy Solutions Canada Inc. (“AYES Canada”), a vehicle to channel co-investment opportunities in which Atlantica holds the majority of voting rights. AYES Canada invested in Windlectric Inc. (“Windlectric”). The investment by AYES Canada in Windlectric is presented as a non-controlling interest held by a related party.
AYES Canada is considered to be a VIE based on the disproportionate voting and economic interests of the shareholders. Atlantica is considered to be the primary beneficiary of AYES Canada. Accordingly, AQN's investment in AYES Canada is considered an equity-method investment. Under the AYES Canada shareholders agreement, AQN has the option to exchange approximately 3,500,000 shares of AYES Canada into ordinary shares of Atlantica on a one-for-one basis, subject to certain conditions. Consistent with the treatment of the Atlantica shares, the Company has elected the fair value option under ASC 825, Financial Instruments to account for its investment in AYES Canada, with changes in fair value reflected in the consolidated statements of operations.
As of December 31, 2023, the Company's maximum exposure to loss is $61,064 (2022 - $74,083), which represents the fair value of the investment.
(c)Equity-method investees
The Renewable Energy Group has non-controlling interests in operating renewable energy facilities and projects under construction with a total carrying value of $343,712 (2022 - $310,103). The Regulated Services Group has non-controlling interest of $112,180 (2022 - $56,199) in a power transmission line project under construction and other non-regulated operating entities owned by its utilities. The Liberty Development JV Inc. platform for non-regulated renewable energy, water and other sectors has a carrying value of $501 and (2022 - $15,500) is reported under Corporate.
Operating entities: The Company has interests in the operating entities listed below. The Company is not considered the primary beneficiary as the two partners have joint control and all key decisions must be unanimous. As such, the Company accounts for its interests using the equity method.

	Economic interest	Capacity
Texas Coastal Wind Facilities	51%	861 MW
Blue Hill Wind Facility	20%	175 MW
Red Lily Wind Facility	75%	26.4 MW
Val-Eo Wind Facility	50%	24 MW
During 2021, the Company acquired a 51% interest in four wind facilities located in Texas (“Texas Coastal Wind Facilities”) for $344,883. All facilities achieved commercial operations in 2021. During the fourth quarter of 2022, the Company concluded that primarily as a result of continued challenges with congestion at the facilities, the carrying value of the interest in the Texas Coastal Wind Facilities was other-than-temporarily impaired. Accordingly, the Company performed a fair value analysis based on the income approach and recorded an impairment charge of $75,910 to reduce the carrying value of its equity investment in the Texas Coastal Wind Facilities from $282,726 to $206,816. Changes in assumptions of revenue forecasts, driven by expected production, basis difference and resulting spot prices, projected operating and capital expenditures would affect the estimated fair value.
8.Long-term investments (continued)
(c)Equity-method investees (continued)
As at December 31, 2023, the Company has issued $113,630 (2022 - $113,630) in letters of credit and guarantees of performance obligations under energy purchase agreements and decommissioning obligations on behalf of the Texas Coastal Wind Facilities.
Development: Pursuant to an agreement between AQN and funds managed by the Infrastructure and Power strategy of Ares Management, LLC (“Ares”), in November 2021 Ares became AQN’s new partner in its non-regulated development platform for renewable energy, water and other sectors as both parties contributed cash or assets of $19,688 to Liberty Development JV Inc. The Company is not considered the primary beneficiary as the two partners have joint control and all key decisions must be unanimous. As such, the Company accounts for its interests using the equity method.
On July 5, 2023, the Company provided a $35,000 non-interest-bearing loan to Liberty Development JV Inc. The joint venture used these funds to return equity to its shareholders through which the Company received $17,500. Further, the Company recognized an impairment loss on its note receivable of $18,911 as it no longer expects to pursue development under this joint venture arrangement and the development fees are no longer expected to be realized. The impairment is recorded within asset impairment charge in the consolidated statements of operations. Subsequent to year-end, on January 4, 2024, the Company purchased Ares’ 50% interest in Liberty Development JV Inc. and Liberty Development Energy Solutions B.V.
Construction: The Renewable Energy Group has 50% equity interests in several wind and solar power electric construction projects. AQN and Ares have formed Liberty Construction (US) JV LLC (“Liberty Construction JV”) to jointly construct projects under the Renewable Energy Group. During the year, the Company contributed several projects to joint entities. The Company holds an option to acquire the remaining interest in most construction projects at a pre-agreed price. The Company is not considered the primary beneficiary as the partners have joint control and all key decisions must be unanimous. As such, the Company accounts for its interests using the equity method.
Changes in the carrying value of equity method investees were as follows:

	2023	2022
Carrying value, January 1	$381,802	$433,850
Additional investments	91,205	110,441
Net loss attributable to AQN	(5,936)	(21,416)
OCI attributable to AQN (a)	7,693	(67,110)
Dividend received	(4,600)	(1,183)
Impairment	—	(75,910)
Other	(13,771)	3,130
Carrying value, December 31	$456,393	$381,802
(a) OCI represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge
8.Long-term investments (continued)
(c)Equity-method investees (continued)
Summarized combined information for AQN's equity method investees as of December 31 is as follows:

	2023	2022
Total assets	$3,235,474	$2,740,132
Total liabilities	1,962,115	1,507,079
Net assets	1,273,359	1,233,053
AQN's ownership interest in the entities	388,993	332,663
Difference between investment carrying amount and underlying equity in net assets(a)	67,400	49,139
Total carrying value	$456,393	$381,802
(a) The difference between the investment carrying amount and the underlying equity in net assets relates primarily to interest capitalized while the projects are under construction, the fair value of guarantees provided by the Company in regards to the investments, development fees and transaction costs.
Summarized combined information for AQN's equity method investees for the year ended December 31 (presented at 100%) is as follows:

	2023	2022
Revenue	$111,446	$65,025
Net loss	$(3,633)	$(31,070)
OCI (a)	$12,026	$(130,729)
Net loss attributable to AQN	$(5,936)	$(21,416)
OCI attributable to AQN (a)	$7,693	$(67,110)
(a) OCI represents the Company’s proportion of the change in fair value, recorded in OCI at the investee level, on energy derivative financial instruments designated as a cash flow hedge

Except for Liberty Global Energy Solutions B.V. (formerly Abengoa-Algonquin Global Energy Solutions B.V.) (“Liberty Global Energy Solutions”), Liberty Development JV Inc. and all construction projects are considered VIEs due to the level of equity at risk and the disproportionate voting and economic interests of the shareholders. The Company has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support for the continued development and construction of the equity investees' projects. As of December 31, 2023, the Company has issued letters of credit and guarantees of performance obligations: under a security of performance for a development opportunity; wind turbine or solar panel supply agreements; engineering, procurement, and construction agreements; interconnection agreements; energy purchase agreements; renewable energy credit agreements; and construction loan agreements. The fair value of the support provided recorded as of December 31, 2023 amounts to $12,666 (2022 - $8,824).
8.Long-term investments (continued)
(c)Equity-method investees (continued)
Summarized combined information for AQN's VIEs as of December 31 is as follows:

	2023	2022
AQN's maximum exposure in regards to VIEs
Carrying amount	$179,728	$122,752
Development loans receivable (d)	158,110	52,923
Indirect guarantees of debt on behalf of VIEs	740,866	436,790
Other indirect guarantees and commitments on behalf of VIEs	303,641	221,433
	$1,382,345	$833,898
The commitments are presented on a gross basis assuming no recoverable value in the assets of the VIEs. The majority of the amounts committed on behalf of VIEs in the above relate to wind turbine or solar panel supply agreements as well as engineering, procurement, and construction agreements.
(d)Development loans receivable from equity investees
The Renewable Energy Group has committed loan and credit support facilities with some of its equity investees. During construction, the Company has agreed to provide cash advances and credit support (in the form of letters of credit, escrowed cash, guarantees or indemnities) in amounts necessary for the continued development and construction of the equity investees' projects. The loans generally mature on the twelfth anniversary of the development agreement or commercial operation date.
(e)San Antonio Water System and other
The Company does not have significant influence over San Antonio Water System investments. It is accounted for using the cost method and as at December 31, 2023, it is recorded at the cost of $25,634 (2022 - $25,634).